Significant events (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	May 01, 2018 T	Dec. 05, 2017 MXN ($) shares	Jan. 13, 2016 MXN ($) shares
Disclosure of detailed information about business combination [line items]
Increased in capital stock, shares	(140,000)	(3,539,000)
Senales del Norte S.A. de C.V. [Member]
Disclosure of detailed information about business combination [line items]
Shares acquired by subsidiary, value | $				$ 122,660
Senales del Norte S.A. de C.V. [Member] | Class I Shares [Member]
Disclosure of detailed information about business combination [line items]
Shares acquired by subsidiary				2,000
Percentage of capital stock acquired by subsidiary				100.00%
Senales del Norte S.A. de C.V. [Member] | Class II Shares [Member]
Disclosure of detailed information about business combination [line items]
Shares acquired by subsidiary				3,908,782
Percentage of capital stock acquired by subsidiary				100.00%
First Steel Mill of ArcelorMittal in Brazil [Member]
Disclosure of detailed information about business combination [line items]
Production capacity | T			600,000
Second Steel Mill of ArcelorMittal in Brazil [Member]
Disclosure of detailed information about business combination [line items]
Production capacity | T			120,000
GSIM de Occidente, S.A. de C.V. [Member]
Disclosure of detailed information about business combination [line items]
Investment | $					$ 50
GSIM de Occidente, S.A. de C.V. [Member] | Stockholders Grupo Simec Class I Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in investment					49,999
Fundiciones de Acero Estructural, S.A. de C.V. [Member]
Disclosure of detailed information about business combination [line items]
Investment | $					$ 50
Fundiciones de Acero Estructural, S.A. de C.V. [Member] | Stockholders Grupo Simec Class I Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares in investment					49,999